Note 22 - Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income [text block]
	Predecessor	Successor
	Period from
	January 1 to	Period from July 26	Year ended	Year ended
[US$ thousands]	November 3,	to December 31,	December 31,	December 31,
Finance income	2016	2016	2017	2018
Interest income	—	37	54	1,386
Other finance income	—	—	1,000	251
Total	—	37	1,054	1,637

Disclosure of finance cost [text block]
	Predecessor	Successor
	Period from
	January 1 to	Period from July 26	Year ended	Year ended
[US$ thousands]	November 3,	to December 31,	December 31,	December 31,
Finance expense	2016	2016	2017	2018
Interest expense	1,378	24	238	184
Other financial cost	—	—	—	27
Decrease in fair value financial instruments (1)	—	—	—	1,485
Total	1,378	24	238	1,695

Disclosure of effect of changes in foreign exchange rates [text block]
	Predecessor	Successor
	Period from
	January 1 to	Period from July 26	Year ended	Year ended
[US$ thousands]	November 3,	to December 31,	December 31,	December 31,
Foreign exchange gain (loss)	2016	2016	2017	2018
Unrealized foreign exchange gain (loss)	(1,777)	(352)	(1,172)	(1,091)
Realized foreign exchange gain (loss)	565	564	(709)	736
Total	(1,212)	212	(1,881)	(354)